Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund

Virtus Seix Investment Grade Tax-Exempt Bond Fund,

each a series of Virtus Asset Trust

Supplement dated November 30, 2018, to the Summary Prospectuses dated July 23, 2018,

and the Virtus Asset Trust Statutory Prospectus,

dated July 23, 2018, each as supplemented

Important Notice to Investors

Effective December 1, 2018, the funds' investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the fund's summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Seix Investment Grade Tax-Exempt Bond Fund		Class A		Class I		Class T
Management Fees		0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		none		0.25%
Other Expenses		0.26%	[1]	0.31%	[1]	0.26%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	[3]	1.02%		0.82%		1.02%
Less: Fee Waiver and/or Expense Reimbursement	[4]	(0.26%)		(0.21%)		(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[4]	0.76%		0.61%		0.81%
[1]	Restated to reflect current fees and expenses.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 0.60% for Class I Shares and 0.80% for Class T Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
Expense Example - Virtus Seix Investment Grade Tax-Exempt Bond Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	350	566	798	1,466
Class I	Sold	62	241	434	994
Class T	Sold	331	546	779	1,448

Expense Example, No Redemption - Virtus Seix Investment Grade Tax-Exempt Bond Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	350	566	798	1,466
Class I	Held	62	241	434	994
Class T	Held	331	546	779	1,448